UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Stuart E. Fross, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: JHT 1732
One Lincoln Street	200 Clarendon Street
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1.       Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Shares	Description	Fair Value

COMMON STOCKS — 68.9%
Australia — 0.5%
984,908	Newcrest Mining Ltd.	$29,817,979
5,349,787	Spotless Group Ltd.	13,022,797

		42,840,776

Belgium — 0.2%
279,580	Sofina SA	21,537,106

Canada — 0.3%
1,853,960	IAMGOLD Corp.	29,385,266

Denmark — 0.2%
902,100	D/S Norden A/S	21,125,912

France — 12.3%
194,708	Bolloré	38,178,138
1,113,089	Cap Gemini SA	34,783,671
1,826,440	Carrefour SA	41,639,583
329,956	Ciments Français SA	25,537,332
1,117,105	CNP Assurances	13,848,003
39,665	Financière de l’Odet SA	14,641,154
6,931,778	GDF Suez SA	189,477,163
27,493	Guyenne et Gascogne SA	2,891,105
2,668,790	Lagardère SCA	70,463,285
1,090,764	Publicis Groupe SA	50,179,650
87,281	Robertet SA	13,555,616
60,960	Séché Environnement SA	2,260,414
2,771,440	Sodexo SA	198,967,417
4,270	Sucrière de Pithiviers-Le-Vieil SA	8,809,160
2,707,940	Teleperformance	60,194,124
1,801,865	Thales SA	56,902,375
2,835,230	Total SA, ADR	144,908,605
8,178,323	Vivendi SA	179,094,782

		1,146,331,577

Germany — 0.2%
1,402,412	Wirecard AG	22,543,198

Hong Kong — 0.1%
15,316,640	Clear Media Ltd. (a)	5,916,349

Italy — 0.4%
13,448,650	Mediaset S.p.A.	37,213,859

Japan — 14.0%
7,447,700	Astellas Pharma Inc.	302,862,167
1,086,500	Benesse Holdings Inc.	52,581,688
375,700	Canon Inc.	16,644,628
3,220,400	Cosel Co., Ltd. (b)	45,814,447
22,342	Fuji Media Holdings Inc.	33,874,385
1,065,300	Icom Inc. (b)	27,321,063
500	Japan Petroleum Exploration Co., Ltd.	19,553
2,743,970	Kose Corp.	68,768,587
178,200	Kyocera Corp.	14,331,012
21,410	Medikit Co., Ltd.	6,851,089
985,100	Meitec Corp.	19,005,762
957,300	Milbon Co., Ltd. (b)	29,389,371

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Shares	Description	Fair Value

Japan — 14.0% (continued)
3,384,504	Miura Co., Ltd. (b)	$95,506,596
1,062,500	Nifco Inc.	29,692,575
341,000	Nintendo Co., Ltd.	46,961,154
186,800	Nitto Kohki Co., Ltd.	4,247,109
14,748	NTT DoCoMo, Inc.	27,112,407
5,390	Okinawa Cellular Telephone Co.	11,449,461
4,572	Pasona Group Inc.	4,454,982
5,439,000	Secom Co., Ltd.	250,856,827
1,722,700	Shiseido Co., Ltd.	31,669,748
4,538,900	Shoei Co., Ltd. (b)	19,047,222
750,688	Shofu Inc.	7,451,288
70,900	SMC Corp.	11,440,535
889	Techno Medica Co., Ltd.	3,222,437
2,018,500	Temp Holdings Co., Ltd.	18,226,030
4,211,800	Toho Co., Ltd.	75,075,869
168,742	Yahoo Japan Corp.	54,347,333

		1,308,225,325

Malaysia — 2.5%
192,939,400	Genting Malaysia Berhad	233,109,748

Norway — 1.0%
12,306,550	Orkla ASA	91,874,476

South Africa — 0.6%
6,806,360	Net 1 U.E.P.S. Technologies Inc. (a)(b)	52,204,781

South Korea — 3.4%
2,816,570	Kangwon Land, Inc.	66,502,347
45,505	Lotte Chilsung Beverage Co., Ltd.	57,868,772
40,690	Lotte Confectionery Co., Ltd.	60,293,255
236,541	Nong Shim Co., Ltd.	47,739,395
5,557,970	SK Telecom Co., Ltd., ADR	75,643,972
38,450	SK Telecom Co., Ltd.	4,722,808
11,764	Teems Inc.	115,904

		312,886,453

Sweden — 0.2%
2,110,471	Securitas AB, Class ‘B’	18,215,790

Switzerland — 3.7%
68,492	Affichage Holding SA (a)	9,916,866
37,090	Banque Cantonale Vaudoise	18,015,876
2,093,290	Credit Suisse Group AG (a)	49,184,404
3,360,495	Nestlé SA	193,193,580
125,796	Schindler Holding AG	14,651,424
5,014,700	UBS AG (a)	59,687,369

		344,649,519

Taiwan — 0.1%
2,603,000	Taiwan Secom Co., Ltd.	4,676,614

Thailand — 0.2%
83,058,790	Thai Beverage Public Co., Ltd.	15,688,989

United Kingdom — 0.9%
660,420	Diageo Plc, ADR	57,733,916

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Shares		Description	Fair Value

United Kingdom — 0.9% (continued)
4,734,670		Inmarsat Plc	$29,757,359

			87,491,275

United States — 28.1%
2,855,240		Amdocs Ltd. (a)	81,459,997
1,780,530		Aon Corp.	83,328,804
1,063,790		Automatic Data Processing Inc.	57,455,298
1,072		Berkshire Hathaway Inc., Class ‘A’ (a)	123,017,360
3,469,440		CA Inc.	70,134,730
595,700		Cimarex Energy Co.	36,873,830
4,682,660		Cisco Systems, Inc.	84,662,493
406,080		Colgate-Palmolive Co.	37,517,731
810,808		Contango Oil & Gas Co. (a)(b)	47,172,809
121,807		Contango ORE Inc. (a)(b)	1,666,320
1,148,050		CVS Caremark Corp.	46,817,479
9,469,270		Dell Inc. (a)	138,535,420
3,302,819		Devon Energy Corp.	204,774,778
499,220		Energizer Holdings Inc. (a)	38,679,566
6,414,044		Hewlett-Packard Co.	165,225,774
3,046,536		Ingram Micro Inc., Class ‘A’ (a)	55,416,490
2,189,400		Liberty Interactive Corp., Series ‘A’ (a)	35,501,121
1,387,768		Marsh & McLennan Cos., Inc.	43,881,224
382,883		MasterCard Inc., Class ‘A’	142,746,440
6,098,020		Microsoft Corp.	158,304,599
332,110		Newmont Mining Corp.	19,929,921
9,856,750		News Corp., Class ‘A’	175,844,420
2,113,010		News Corp., Class ‘B’	38,414,522
550,920		SEACOR Holdings Inc. (a)	49,009,843
5,115,002		Sealed Air Corp.	88,029,184
1,450,270		Spansion, Inc., Class ‘A’ (a)	12,008,236
9,005,557		Staples Inc.	125,087,187
3,492,316		Symantec Corp. (a)	54,654,745
753,720		Telephone & Data Systems, Inc.	19,513,811
2,124,093		Texas Instruments Inc.	61,832,347
2,347,474		Valassis Communications, Inc. (a)(b)	45,141,925
773,500		Wal-Mart Stores, Inc.	46,224,360
1,904,920		Walgreen Co.	62,976,655
371,601		The Washington Post Co., Class ‘B’	140,022,973
1,623,840		Yahoo! Inc. (a)	26,192,539

			2,618,054,931

		TOTAL COMMON STOCKS (Cost — $6,402,395,456)	6,413,971,944

CONVERTIBLE PREFERRED STOCKS — 0.6%
United States — 0.6%
68,791	USD	Bank of America Corp., Series ‘L’, 7.25% (Cost — $54,569,384)	54,208,684

Principal
Amount

CORPORATE NOTES & BONDS — 7.5%
France — 3.3%
Wendel:
56,800,000	EUR	4.875% due 5/26/2016 (c)	67,264,783

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Principal
Amount		Description	Fair Value

France — 3.3% (continued)
116,950,000	EUR	4.375% due 8/9/2017	$127,333,776
95,400,000	EUR	6.75% due 4/20/2018	114,519,807

			309,118,366

Netherlands — 0.3%
22,929,000	EUR	UPC Holding BV, 8% due 11/1/2016 (c)	29,675,868

Norway — 0.3%
26,400,000	USD	Golden Close Maritime Corp., 11% due 12/9/2015 (d)	27,786,000

Switzerland — 0.4%
18,179,000	EUR	UBS AG, 4.28% due 4/15/2015 (e)	17,733,729
8,800,000	EUR	UBS AG, 7.152% due 12/21/2017 (e)	10,287,331
9,107,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (e)	7,797,869

			35,818,929

United Kingdom — 0.2%
19,300,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (c)	20,265,000

United States — 3.0%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,290,978
		Cricket Communications Inc.:
14,871,000	USD	10% due 7/15/2015	14,945,355
2,000	USD	7.75% due 5/15/2016	2,075
19,016,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	21,060,220
3,408,000	USD	Encore Acquisition Co., 9.5% due 5/1/2016	3,774,360
6,114,000	USD	Frontier Oil Corp., 8.5% due 9/15/2016	6,541,980
		Intelsat Luxembourg SA:
11,164,000	USD	11.25% due 2/4/2017	10,829,080
10,047,000	USD	11.5% due 2/4/2017 (f)	9,720,473
		Leucadia National Corp.:
3,418,000	USD	8.125% due 9/15/2015	3,610,263
6,764,000	USD	7.125% due 3/15/2017	6,840,095
		Level 3 Financing Inc.:
6,283,000	USD	8.75% due 2/15/2017	6,424,367
1,740,000	USD	10% due 2/1/2018	1,853,100
6,961,000	USD	MetroPCS Wireless Inc., 7.875% due 9/1/2018	7,091,519
37,016,000	USD	Mohawk Industries Inc., 6.875% due 1/15/2016 (g)	39,977,280
20,090,000	USD	Penn Virginia Corp.,10.375% due 6/15/2016	21,496,300
		QVC Inc.:
6,878,000	USD	7.125% due 4/15/2017 (c)	7,325,070
31,121,000	USD	7.5% due 10/1/2019 (c)	33,532,877
61,574,000	USD	Sirius XM Radio, Inc., 8.75% due 4/1/2015 (c)	67,731,400
6,660,000	USD	Vulcan Materials Co., 7% due 6/15/2018	6,893,100

			275,939,892

		TOTAL CORPORATE NOTES & BONDS (Cost — $688,065,968)	698,604,055

SOVEREIGN GOVERNMENT BONDS — 7.0%
Hong Kong — 1.1%
754,850,000	HKD	Government of Hong Kong, 2.66% due 12/17/2012	99,468,248

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Principal
Amount		Description	Fair Value

Norway — 1.0%
501,353,000	NOK	Government of Norway, 6.5% due 5/15/2013	$89,614,255

Singapore — 4.8%
		Government of Singapore:
452,998,000	SGD	2.25% due 7/1/2013	359,325,327
109,425,000	SGD	3.625% due 7/1/2014	91,007,382

			450,332,709

Taiwan — 0.1%
353,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	12,086,173

		TOTAL SOVEREIGN GOVERNMENT BONDS (Cost — $652,377,821)	651,501,385

Ounces

COMMODITIES — 3.5%
210,472	Gold Bullion (a) (Cost — $229,854,804)	329,073,297

Principal
Amount

SHORT-TERM INVESTMENTS — 11.4%
Commercial Paper — 10.8%
		7 - Eleven Inc.:
10,000,000	USD	0.04% due 1/13/2012 (c)	9,999,867
19,800,000	USD	0.08% due 1/20/2012 (c)	19,799,164
		Devon Energy Corp.:
36,000,000	USD	0.28% due 1/3/2012 (c)	35,999,440
5,000,000	USD	0.38% due 1/3/2012 (c)	4,999,894
16,200,000	USD	0.37% due 1/5/2012 (c)	16,199,334
25,000,000	USD	0.38% due 1/5/2012 (c)	24,998,944
6,300,000	USD	0.35% due 1/6/2012 (c)	6,299,694
42,400,000	USD	0.38% due 1/6/2012 (c)	42,397,762
8,300,000	USD	0.38% due 1/11/2012 (c)	8,299,124
25,000,000	USD	0.37% due 1/12/2012 (c)	24,997,174
25,000,000	USD	0.38% due 1/12/2012 (c)	24,997,097
55,800,000	USD	Diageo Capital Plc, 0.56% due 1/4/2012 (c)	55,797,396
83,600,000	USD	Électricité de France SA, 0.3% due 1/27/2012 (c)	83,581,887
		Florida Power & Light Co.:
50,000,000	USD	0.15% due 1/3/2012	49,999,583
17,000,000	USD	0.2% due 1/11/2012	16,999,056
59,000,000	USD	GDF Suez SA, 0.2% due 1/5/2012 (c)	58,998,689
		Nestlé Capital Corp.:
50,000,000	USD	0.01% due 1/6/2012 (c)	49,999,931
50,000,000	USD	0.01% due 1/9/2012 (c)	49,999,889
60,000,000	USD	0.01% due 1/11/2012 (c)	59,999,833
40,000,000	USD	0.01% due 1/12/2012 (c)	39,999,878
		NetJets Inc.:
20,000,000	USD	0.5% due 1/20/2012 (c)	19,999,472
13,700,000	USD	0.5% due 1/23/2012 (c)	13,699,581
		Reed Elsevier Plc:
4,000,000	USD	0.45% due 1/5/2012 (c)	3,999,800
35,000,000	USD	0.48% due 1/9/2012 (c)	34,996,267
9,600,000	USD	0.48% due 1/13/2012 (c)	9,598,464
3,200,000	USD	0.55% due 1/19/2012 (c)	3,199,120

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Principal
Amount		Description	Fair Value

Commercial Paper — 10.8% (continued)
		Tesco Plc:
40,000,000	USD	0.55% due 1/4/2012 (c)	$39,998,167
32,500,000	USD	0.57% due 1/9/2012 (c)	32,495,883
44,100,000	USD	0.5% due 1/10/2012 (c)	44,094,487
45,100,000	USD	0.56% due 1/17/2012 (c)	45,088,775
25,000,000	USD	The Washington Post Co., 0.4% due 1/9/2012 (c)	24,997,778
11,000,000	USD	Wal-Mart Stores Inc., 0.02% due 1/10/2012 (c)	10,999,945
		Wisconsin Energy Corp.:
29,000,000	USD	0.35% due 1/4/2012 (c)	28,999,154
8,000,000	USD	0.28% due 1/5/2012 (c)	7,999,751

			1,004,530,280

Treasury Bills — 0.6%
Japan — 0.5%
3,330,000,000	JPY	Government of Japan, due 2/20/2012	43,257,808

United States — 0.1%
11,109,000	USD	Government of the United States, due 3/8/2012 (h)	11,108,645

			54,366,453

		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,058,416,328)	1,058,896,733

		TOTAL INVESTMENTS — 98.9% (Cost — $9,085,679,761)	9,206,256,098
		Other Assets In Excess of Liabilities — 1.1%	101,495,970

		TOTAL NET ASSETS — 100.0%	$9,307,752,068

The IVA Worldwide Fund had the following forward foreign currency contracts open at December 31, 2011:

							NET UNREALIZED
		SETTLEMENT	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
FOREIGN CURRENCY	COUNTERPARTY	DATES THROUGH	AMOUNT		EQUIVALENT	DECEMBER 31, 2011	(DEPRECIATION)

Contracts to Sell:
Australian dollar	Sate Street Bank & Trust Co.	03/09/2012	AUD	2,590,000	$2,618,956	$2,629,758	$(10,802)
euro	Sate Street Bank & Trust Co.	03/09/2012	EUR	793,567,000	1,026,875,698	1,027,630,965	(755,267)
Japanese yen	Sate Street Bank & Trust Co.	03/09/2012	JPY	45,449,468,000	585,439,974	591,144,501	(5,704,527)
South Korean won	Sate Street Bank & Trust Co.	01/06/2012	KRW	111,254,200,000	98,494,344	96,561,364	1,932,980

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(4,537,616)

The IVA Worldwide Fund had the following futures contracts open at December 31, 2011:

			USD MARKET VALUE OF
	NUMBER OF	EXPIRATION	SECURITIES UNDERLYING	NET UNREALIZED
DESCRIPTION	CONTRACTS	DATE	THE CONTRACTS	(DEPRECIATION)

Contracts to Sell:
Japanese government 10-year bond	664	3/9/2012	$1,228,533,714	$(6,698,536)
U.S. Treasury 10-year note	4,896	3/21/2012	641,988,000	(5,393,253)

Net Unrealized Depreciation on Futures Contracts				$(12,091,789)

Abbreviations used in this schedule:

ADR	American Depositary Receipt
AUD	Australian dollar
EUR	euro
HKD	Hong Kong dollar
JPY	Japanese yen
KRW	South Korean won
NOK	Norwegian krone
SGD	Singapore dollar

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

TWD	Taiwan dollar
USD	United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES HELD AT			SHARES HELD AT	FAIR VALUE AT
	SEPTEMBER 30,	SHARE	SHARE	DECEMBER 31,	DECEMBER 31,	REALIZED	DIVIDEND
SECURITY	2011	ADDITIONS	REDUCTIONS	2011	2011	GAIN	INCOME*

Contango Oil & Gas Co.	998,438	—	187,630	810,808	$47,172,809	$1,149,901	—
Contango ORE Inc.	121,807	—	—	121,807	1,666,320	—	—
Cosel Co., Ltd.	3,220,400	—	—	3,220,400	45,814,447	—	$505,579
Icom Inc.	1,065,300	—	—	1,065,300	27,321,063	—	—
Milbon Co., Ltd.	957,300	—	—	957,300	29,389,371	—	389,523
Miura Co., Ltd.	3,384,504	—	—	3,384,504	95,506,596	—	—
Net 1 U.E.P.S. Technologies Inc.	6,806,360	—	—	6,806,360	52,204,781	—	—
Shoei Co., Ltd.	4,538,900	—	—	4,538,900	19,047,222	—	270,797
Valassis Communications, Inc. **	1,704,314	643,160	—	2,347,474	45,141,925	—	—

Total					$363,264,534	$1,149,901	$1,165,899

*	Dividend income is net of withholding taxes.
**	Non-affiliated at September 30, 2011.
(c)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Security is deemed illiquid. As of December 31, 2011, the value of this security amounted to 0.3% of net assets.
(e)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(f)	Payment-in-kind security for which part of income earned may be paid as additional principal.
(g)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(h)	Security is held at futures broker as collateral for open futures contracts sold. At December 31, 2011, portfolio securities valued at $11,108,645 were segregated to cover collateral requirements.

Sector Allocation (As a Percent of Total Investments)

Consumer Discretionary	16.6%
Technology	15.4%
Consumer Staples	9.2%
Industrials	8.5%
Sovereign Government Bonds	7.1%
Energy	6.1%
Holding Company	5.0%
Telecommunication Services	4.9%
Gold	4.4%
Financials	3.9%
Health Care	3.5%
Utilities	2.1%
Materials	1.5%
Real Estate	0.3%
Short-Term Investments	11.5%

Total Investments	100.0%

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Shares	Description	Fair Value

COMMON STOCKS — 70.3%
Argentina — 0.2%
871	Nortel Inversora SA, Series ‘B’, ADR (a)	$20,190
198,730	Telecom Argentina SA, ADR	3,553,292

		3,573,482

Australia — 1.7%
432,149	Newcrest Mining Ltd.	13,083,263
2,700,317	Programmed Maintenance Services Ltd.	6,103,766
8,573,566	Spotless Group Ltd.	20,870,328

		40,057,357

Belgium — 0.3%
105,435	Sofina SA	8,122,057

Canada — 0.5%
734,170	IAMGOLD Corp.	11,636,595

Denmark — 0.4%
355,046	D/S Norden A/S	8,314,677

France — 19.8%
529,968	Alten	12,476,727
70,407	Bolloré	13,805,330
480,736	Cap Gemini SA	15,022,844
701,158	Carrefour SA	15,985,155
98,740	Ciments Français SA	7,642,098
393,540	CNP Assurances	4,878,452
27,006	Financière de l’Odet SA	9,968,461
395,895	Financière Marc de Lacharriere SA	15,012,947
2,071,773	GDF Suez SA	56,631,022
14,530	Guyenne et Gascogne SA	1,527,944
584,089	Havas SA	2,404,701
867,040	Lagardère SCA	22,892,204
557,590	M6-Métropole Télévision SA	8,317,144
61,150	Neopost SA	4,120,206
430,332	Publicis Groupe SA	19,797,050
62,925	Robertet SA	9,772,885
132,963	Saft Groupe SA	3,760,110
178,270	Séché Environnement SA	6,610,301
226,778	Securidev SA (b)	10,269,828
763,043	Sodexo SA	54,780,437
1,250,840	Teleperformance	27,804,611
683,386	Thales SA	21,581,132
1,245,420	Total SA, ADR	63,653,416
2,517,474	Vivendi SA	55,129,451

		463,844,456

Germany — 0.4%
529,451	Wirecard AG	8,510,708

Hong Kong — 0.7%
36,621,030	Clear Media Ltd. (a)(b)	14,145,584
2,956,840	Hongkong & Shanghai Hotels Ltd.	3,274,125

		17,419,709

Italy — 0.6%
4,641,830	Mediaset S.p.A.	12,844,442

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Shares	Description	Fair Value

Japan — 26.4%
528,900	Arcs Co. Ltd.	$9,764,413
850,900	Ariake Japan Co., Ltd.	16,405,555
283,000	As One Corp.	5,750,448
1,937,900	Astellas Pharma Inc.	78,805,080
123,800	The Bank of Okinawa Ltd.	5,251,488
396,300	Benesse Holdings Inc.	19,179,128
135,600	Canon Inc.	6,007,483
1,362,100	Cosel Co., Ltd.	19,377,673
731,200	Daiichikosho Co., Ltd.	13,822,216
8,515	Fuji Media Holdings Inc.	12,910,231
1,252,400	Hi Lex Corp.	19,476,716
532,482	Hitachi Tool Engineering Ltd.	5,679,716
853,900	Icom Inc. (b)	21,899,423
2,206,500	Iino Kaiun Kaisha Ltd.	9,259,445
195,800	Japan Petroleum Exploration Co., Ltd.	7,656,983
706,440	Kose Corp.	17,704,596
54,200	Kyocera Corp.	4,358,815
9,540	Medikit Co., Ltd.	3,052,750
174,500	Meitec Corp.	3,366,669
533,100	Milbon Co., Ltd.	16,366,315
1,254,076	Miura Co., Ltd.	35,388,503
353,800	Nifco Inc.	9,887,278
123,800	Nintendo Co., Ltd.	17,049,240
325,500	Nitto Kohki Co., Ltd.	7,400,611
7,524	NTT DoCoMo, Inc.	13,831,961
7,206	Okinawa Cellular Telephone Co.	15,307,016
1,784	Pasona Group Inc.	1,738,340
431,500	San-A Co.Ltd.	17,070,514
139,200	Sankyo Co. Ltd.	7,044,095
1,398,700	Secom Co., Ltd.	64,510,654
10,600	Secom Joshinetsu Co., Ltd.	318,124
353,900	Shingakukai Co., Ltd.	1,310,400
648,600	Shiseido Co., Ltd.	11,923,724
1,856,100	Shoei Co., Ltd.	7,789,013
617,250	Shofu Inc.	6,126,790
4,500	SK Kaken Co., Ltd.	175,978
34,900	SMC Corp.	5,631,519
6,790	So-net Entertainment Corp.	24,709,354
119,900	Sugi Holdings Co. Ltd.	3,495,590
559	Techno Medica Co., Ltd.	2,026,257
3,405,900	Temp Holdings Co., Ltd. (b)	30,753,547
629,800	Toho Co., Ltd.	11,226,265
137,600	Tsuruha Holdings Inc.	7,696,089
60,523	Yahoo Japan Corp.	19,492,857

		617,998,862

Malaysia — 3.0%
3,066,300	Aeon Co. Malaysia Berhad	7,003,158
51,831,700	Genting Malaysia Berhad	62,623,158

		69,626,316

Netherlands — 0.1%
18,146	Hal Trust NV	2,013,409

Norway — 1.5%
4,813,494	Orkla ASA	35,935,111

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Shares	Description	Fair Value

Singapore — 0.7%
4,251,291	Haw Par Corp. Ltd.	$17,273,277

South Africa — 0.7%
2,026,910	Net 1 U.E.P.S. Technologies Inc. (a)	15,546,400

South Korea — 5.5%
98,445	Binggrae Co., Ltd.	5,093,162
61,768	Fursys Inc.	1,573,690
1,040,520	Kangwon Land, Inc.	24,567,833
16,416	Lotte Chilsung Beverage Co., Ltd.	20,876,250
12,483	Lotte Confectionery Co., Ltd.	18,496,945
41,218	Lotte Samkang Co. Ltd.	14,687,490
78,155	Nong Shim Co., Ltd.	15,773,470
1,859,560	SK Telecom Co., Ltd., ADR	25,308,612
16,290	SK Telecom Co., Ltd.	2,000,898
10,742	Teems Inc.	105,835

		128,484,185

Sweden — 0.4%
1,029,623	Securitas AB, Class ‘B’	8,886,830

Switzerland — 4.8%
20,210	Affichage Holding SA (a)	2,926,179
15,748	Banque Cantonale Vaudoise	7,649,340
747,040	Credit Suisse Group AG (a)	17,552,617
379,854	Gategroup Holding AG (a)	9,200,126
860,190	Nestlé SA	49,451,996
48,584	Schindler Holding AG	5,658,564
1,703,220	UBS AG (a)	20,272,543

		112,711,365

Taiwan — 0.5%
7,147,000	Taiwan Secom Co., Ltd.	12,840,477

Thailand — 0.3%
36,381,930	Thai Beverage Public Co., Ltd.	6,872,189

United Kingdom — 1.8%
231,860	Diageo Plc, ADR	20,269,201
1,955,390	Inmarsat Plc	12,289,609
135,494	Jardine Lloyd Thompson Group Plc	1,450,861
1,312,710	LSL Property Services Plc	4,930,957
491,573	Micro Focus International Plc	2,948,301

		41,888,929

	TOTAL COMMON STOCKS
	(Cost — $1,661,427,399)	1,644,400,833

Principal
Amount

CORPORATE NOTES & BONDS — 6.1%
France — 3.2%
		Wendel:
15,600,000	EUR	4.875% due 5/26/2016 (c)	18,474,131
35,800,000	EUR	4.375% due 8/9/2017	38,978,616

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Principal
Amount		Description	Fair Value

France — 3.2% (continued)
15,300,000	EUR	6.75% due 4/20/2018	$18,366,384

			75,819,131

Netherlands — 0.4%
6,311,000	EUR	UPC Holding BV, 8% due 11/1/2016 (c)	8,168,014

Norway — 1.2%
10,600,000	USD	Golden Close Maritime Corp., 11% due 12/9/2015 (d)	11,156,500
100,000,000	NOK	Stolt-Nielsen Ltd. SA, 7.66% due 6/22/2016 (d)(e)	16,803,632

			27,960,132

Switzerland — 0.6%
7,406,000	EUR	UBS AG, 4.28% due 4/15/2015 (f)	7,224,600
3,750,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	4,383,806
3,678,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	3,149,288

			14,757,694

United Kingdom — 0.3%
7,000,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (c)	7,350,000

United States — 0.4%
		Intelsat Luxembourg SA
4,669,000	USD	11.25% due 2/4/2017	4,528,930
4,387,000	USD	11.5% due 2/4/2017 (g)	4,244,422

			8,773,352

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $144,098,262)	142,828,323

SOVEREIGN GOVERNMENT BONDS — 9.2%
Hong Kong — 1.6%
289,350,000	HKD	Government of Hong Kong, 2.66% due 12/17/2012	38,128,287

Norway — 0.9%
118,817,000	NOK	Government of Norway, 6.5% due 5/15/2013	21,237,924

Singapore — 5.9%
		Government of Singapore:
145,270,000	SGD	2.25% due 7/1/2013	115,230,510
26,724,000	SGD	3.625% due 7/1/2014	22,226,011

			137,456,521

Taiwan — 0.3%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	5,854,775

Thailand — 0.5%
337,010,000	THB	Government of Thailand, 5.25% due 5/12/2014	11,192,983

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $220,627,600)	213,870,490

Ounces

COMMODITIES — 3.6%
		Gold Bullion (a)
53,496		(Cost — $59,174,640)	83,640,630

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

Principal
Amount		Description	Fair Value

SHORT-TERM INVESTMENTS — 9.9%
Commercial Paper — 9.4%
		Devon Energy Corp.:
31,900,000	USD	0.28% due 1/3/2012 (c)	$31,899,504
12,200,000	USD	0.38% due 1/3/2012 (c)	12,199,742
25,000,000	USD	0.37% due 1/10/2012 (c)	24,997,688
9,000,000	USD	Électricité de France Sa, 0.3% due 1/27/2012 (c)	8,998,050
22,000,000	USD	Florida Power & Light Co., 0.2% due 1/11/2012	21,998,778
16,000,000	USD	GDF Suez SA, 0.2% due 1/5/2012 (c)	15,999,644
		NetJets Inc.:
10,000,000	USD	0.5% due 1/20/2012 (c)	9,999,736
7,600,000	USD	0.5% due 1/23/2012 (c)	7,599,768
		Reed Elsevier Inc.:
7,700,000	USD	0.45% due 1/5/2012 (c)	7,699,615
20,000,000	USD	0.48% due 1/13/2012 (c)	19,996,800
		Tesco Plc:
23,800,000	USD	0.57% due 1/11/2012 (c)	23,796,232
35,600,000	USD	0.55% due 1/4/2012 (c)	35,598,368

			220,783,925

Treasury Bills — 0.5%
Japan — 0.5%
940,000,000	JPY	Government of Japan, due 2/20/2012	12,210,919

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $232,858,420)	232,994,844

		TOTAL INVESTMENTS — 99.1% (Cost — $2,318,186,321)	2,317,735,120
		Other Assets In Excess of Liabilities — 0.9%	20,699,986

		TOTAL NET ASSETS — 100.0%	$2,338,435,106

The IVA International Fund had the following forward foreign currency contracts open at December 31, 2011:

							NET UNREALIZED
FOREIGN		SETTLEMENT	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	DATES THROUGH	AMOUNT		EQUIVALENT	DECEMBER 31, 2011	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/09/2012	AUD	5,534,000	$5,595,871	$5,618,950	$(23,079)
euro	State Street Bank & Trust Co.	03/09/2012	EUR	293,393,000	379,650,542	379,929,775	(279,233)
British pound	State Street Bank & Trust Co.	03/09/2012	GBP	1,539,000	2,400,625	2,388,597	12,028
Japanese yen	State Street Bank & Trust Co.	03/09/2012	JPY	24,932,681,000	321,162,134	324,290,204	(3,128,070)
South Korean won	State Street Bank & Trust Co.	01/06/2012	KRW	30,475,900,000	26,974,774	26,451,087	523,687

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(2,894,667)

The IVA International Fund had the following futures contracts open at December 31, 2011:

			USD MARKET VALUE OF
	NUMBER OF	EXPIRATION	SECURITIES UNDERLYING	NET UNREALIZED
DESCRIPTION	CONTRACTS	DATE	THE CONTRACTS	(DEPRECIATION)

Contracts to Sell:
Japanese government 10-year bond	188	3/9/2012	$347,837,859	$(1,896,494)

Abbreviations used in this schedule

ADR	American Depositary Receipt
AUD	Australian dollar
EUR	euro
GBP	British pound

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2011

HKD	Hong Kong dollar
JPY	Japanese yen
KRW	South Korean won
NOK	Norwegian krone
SGD	Singapore dollar
THB	Thai baht
TWD	Taiwan dollar
USD	United States dollar

(a)	Non-income producing investment.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES HELD AT			SHARES HELD AT	FAIR VALUE AT
	SEPTEMBER 30,	SHARE	SHARE	DECEMBER 31,	DECEMBER 31,
SECURITY	2011	ADDITIONS	REDUCTIONS	2011	2011

Clear Media Ltd.	36,621,030	—	—	36,621,030	$14,145,584
Icom Inc.	849,700	4,200	—	853,900	21,899,423
Securidev SA	202,718	24,060	—	226,778	10,269,828
Temp Holdings Co., Ltd.	3,329,400	76,500	—	3,405,900	30,753,547

					$77,068,382

* Dividend income is net of withholding taxes.

(c)	Security is exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(d)	Security is deemed illiquid. As of December 31, 2011, the value of illiquid securities amounted to 1.2% of net assets.
(e)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

Sector Allocation (As a Percent of Total Investments)

Industrials	18.2%
Consumer Discretionary	14.3%
Consumer Staples	11.6%
Sovereign Government Bonds	9.2%
Technology	6.6%
Telecommunication Services	6.5%
Gold	4.7%
Health Care	4.1%
Financials	4.0%
Holding Company	3.6%
Energy	3.6%
Utilities	2.4%
Materials	0.8%
Real Estate	0.3%
Short-Term Investments	10.1%

Total Investments	100.0%

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ, are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

Futures contracts are valued daily at the official settlement price determined by the exchange on which they are traded.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the "Adviser") to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures. ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, interest rates, prepayment speeds, credit risk, other observable market data, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs
ASSETS	Investment (Level 1)	(Level 2)	(Level 3)	Total

Common stocks(a):
Foreign	$3,795,917,013	—	—	$3,795,917,013
United States	2,616,388,611	$1,666,320	—	2,618,054,931
Convertible preferred stocks	54,208,684	—	—	54,208,684
Corporate notes & bonds(a)	—	698,604,055	—	698,604,055
Sovereign government bonds(a)	—	651,501,385	—	651,501,385
Commodities	329,073,297	—	—	329,073,297
Short-term investments(a)	1,058,896,733	—	—	1,058,896,733

Total assets	$7,854,484,338	$1,351,771,760	—	$9,206,256,098

LIABILITIES

Unrealized depreciation on open forward foreign currency contracts	—	$(4,537,616)	—	$(4,537,616)
Unrealized depreciation on open futures contracts	$(12,091,789)	—	—	(12,091,789)

Total liabilities	$(12,091,789)	$(4,537,616)	—	$(16,629,405)

(a)    See Schedule of Investments for additional detailed categorization.

For the period ended December 31, 2011, the Worldwide Fund had significant transfers of $3,259,517,815 from Level 2 to Level 1 as a result of the Worldwide Fund using quoted prices in active markets to value its securities. For the period ended December 31, 2011, there were no Level 3 assets or liabilities held in the Worldwide Fund.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs
ASSETS	Investment (Level 1)	(Level 2)	(Level 3)	Total

Common stocks(a):
Foreign	$1,644,400,833	—	—	$1,644,400,833
Corporate notes & bonds(a)	—	$142,828,323	—	142,828,323
Sovereign government bonds(a)	—	213,870,490	—	213,870,490
Commodities	83,640,630	—	—	83,640,630
Short-term investments(a)	232,994,844	—	—	232,994,844

Total assets	$1,961,036,307	$356,698,813	—	$2,317,735,120

LIABILITIES

Unrealized depreciation on open forward foreign currency contracts	—	$(2,894,667)	—	$(2,894,667)
Unrealized depreciation on open futures contracts	$(1,896,494)	—	—	(1,896,494)

Total liabilities	$(1,896,494)	$(2,894,667)	—	$(4,791,161)

(a)    See Schedule of Investments for additional detailed categorization.

For the period ended December 31, 2011, the International Fund had significant transfers of $1,410,300,692 from Level 2 to Level 1 as a result of the International Fund using quoted prices in active markets to value its securities. For the period ended December 31, 2011, there were no Level 3 assets or liabilities held in the International Fund.

Portfolio Transactions and Investment Income. Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of December 31, 2011.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$9,085,679,761	$2,318,186,321

Gross unrealized appreciation	$662,395,483	$142,992,801

Gross unrealized depreciation	(541,819,146)	(143,444,002)

Net unrealized appreciation (depreciation)	$120,576,337	$(451,201)

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2011, these instruments included futures and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2011.

Worldwide Fund

	Unrealized Depreciation on	Unrealized Depreciation
	Open Forward Foreign	on Open Futures
Risk-Type Category	Currency Contracts	Contracts	Total

Foreign exchange contracts	$(4,537,616)	—	$(4,537,616)

Interest rate contracts	—	$(12,091,789)	(12,091,789)

Total	$(4,537,616)	$(12,091,789)	$(16,629,405)

International Fund

	Unrealized Depreciation on	Unrealized Depreciation
	Open Forward Foreign	on Open Futures
Risk-Type Category	Currency Contracts	Contracts	Total

Foreign exchange contracts	$(2,894,667)	—	$(2,894,667)

Interest rate contracts	—	$(1,896,494)	(1,896,494)

Total	$(2,894,667)	$(1,896,494)	$(4,791,161)

Item 2.       Controls and Procedures.

(a)       Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.       Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 29, 2012

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 29, 2012